Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations
The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.25	12.31.24
Property, Plant and Equipment
Real Estate	9,564,118	19,108,203
Total	9,564,118	19,108,203